Discontinued operations - Financial performance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Discontinued operations
Revenues	¥ 200,976	$ 27,534	¥ 233,363	¥ 92,814
Cost of revenues	(112,434)	(15,403)	(170,174)	(86,647)
Operating expenses	(916,498)	(125,560)	(1,142,479)	(2,473,968)
Other gains/(losses), net	20,928	2,867	24,083	7,317
Fair value changes of financial instruments at fair value through profit or loss	(80,748)	(11,062)	(87,143)	1,753
Finance costs	(39,838)	(5,458)	(31,852)	(10,275)
Loss before income tax including discontinued operations	(932,399)	(127,738)	(1,303,364)	¥ (5,627,504)
Income tax	(1,193)		(478)
Loss from discontinued operations	(6,404)	$ (877)	(13,120)
Discontinued operations
Discontinued operations
Revenues	93,882		86,714
Cost of revenues	(85,538)		(61,144)
Operating expenses	(26,598)		(37,115)
Other gains/(losses), net	(258)		387
Fair value changes of financial instruments at fair value through profit or loss	61		(376)
Finance costs	(2,598)		(1,108)
Loss before income tax including discontinued operations	(21,049)		(12,642)
Income tax	(1,193)		(478)
Loss after income tax	(22,242)		(13,120)
Gain on sale of Sinopower after income tax	15,838
Loss from discontinued operations	(6,404)		(13,120)
Attributable to:
Equity holders of the Company	(5,154)		(12,883)
Non-controlling interests	(1,250)		(237)
Total comprehensive loss from discontinued operations	(6,404)		(13,120)
Attributable to:
Equity holders of the Company	(5,154)		(12,883)
Non-controlling interests	(1,250)		(237)
Net cash generated from/(used in) operating activities	(33,377)		482
Net cash used in investing activities			(651)
Net cash generated from financing activities	4,475		622
Net increase/(decrease) in cash and cash equivalents generated by discontinued operations	¥ (28,902)		¥ 453